OTHER NON-CURRENT ASSETS - Lease agreement and deferred charges (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Obligations under finance leases
Total amortization of deferred charges	Rp 46	Rp 40	Rp 46
Minimum
Obligations under finance leases
Remaining rental periods	1 year
Maximum
Obligations under finance leases
Remaining rental periods	40 years